4. Debt (Details Narrative) (Convertible Notes Payable) - USD ($)	1 Months Ended								12 Months Ended
	Nov. 30, 2016	Aug. 30, 2016	Jun. 30, 2016	May 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Oct. 31, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 28, 2016	Dec. 06, 2016	Oct. 04, 2016	Sep. 30, 2016	Sep. 15, 2016	Aug. 31, 2016	Aug. 29, 2016	Aug. 26, 2016	Aug. 19, 2016	Aug. 05, 2016	Jul. 18, 2016	Jun. 24, 2016	May 30, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2014
Principal amount							$ 400,000
Interest rate							18.00%
Maturity date							Mar. 31, 2016
UPT Minority Owner [Member]
Minority interest									5.00%
Convertible Notes Payable [Member]
Principal amount						$ 54,650			$ 50,000	$ 47,500	$ 150,000				$ 400,000	$ 120,600								$ 110,000
Accrued interest	$ 10,000	$ 4,243
Interest rate											5.00%				3.00%
Note payable											$ 85,000
Legal expenses									10,000
Convertible notes payable borrowing									$ 6,500,000				$ 125,000
Maturity date	Jun. 09, 2017					Feb. 26, 2017		Sep. 15, 2017
Convertible notes payable share price									$ 0.12	$ 0.06					$ 0.025
Percentage of convertible notes payable									70.00%	125.00%			50.00%		150.00%
Note receivable																							$ 240,350
Warrant issued to purchase common stock									500,000
Exercise price															$ 0.06
Loss on extinguishment									$ 34,673
Number of trading days	20 days								20 days
Converted common stock		4,313,339							1,000,000
Proceeeds from converted common stock		$ 54,650
Interest fees														$ 3,114			$ 4,119
Outstanding balance																	$ 152,945
Increased share reserve																		48,000,000		18,572,365
Common stock issued															4,000,000					7,000,000
Settlement agreement												$ 42,210
Purchase prise of shares															$ 0.05
Percentage of maximum aggregate number of shares issued									300.00%
Convertible Notes Payable [Member] | June 10 to August 16, 2016 [Member]
Converted common stock		6,495,516
Proceeeds from converted common stock		$ 240,350
Test Vehicle Financing [Member]
Interest rate																									5.99%
Restricted common stock																					143,187
Convertible Note One [Member]
Principal amount	$ 100,000		$ 50,000	$ 50,000	$ 75,000	$ 48,800		$ 250,000											$ 21,075			$ 141,102
Accrued interest					$ 16,667
Interest rate			1425600.00%	1425600.00%	22.00%			10.00%											22.00%			12.00%	10.00%
Convertible notes payable borrowing								$ 75,000															$ 248,800	$ 50,000
Maturity date				Sep. 15, 2017
Convertible notes payable share price	$ 0.07					$ 0.12		$ 0.305
Percentage of convertible notes payable	25.00%					70.00%		65.00%
Conversion of note payable into common stock			649,450	649,450	467,740
Note receivable					$ 125,000																	$ 120,600	200,000
Original issue discount					$ 15,500	$ 5,850																	20,350
Distributed to lender's legal counsel																							20,000
Debt discount																							$ 40,350
Warrant issued to purchase common stock						500,000
Common stock in escrow as collateral						13,291,667
Sale of securities																						$ 500,000
Loss on extinguishment									$ 140,258
Converted common stock	350,000	1,953,125
Proceeeds from converted common stock		$ 25,000
Percentage of unpaid principal balance	$ 0.65				$ 0.65																	$ 0.60
Outstanding balance																			$ 161,575
Extension fees received																			15,000
Converted principal amount into common shares																			$ 10,000
Convertible Note One [Member] | Tranche One [Member]
Percentage of convertible notes payable						125.00%
Warrant issued to purchase common stock in two tranches						250,000
Exercise price						$ 0.175
Exercise price of newly issued notes						$ 0.168
Convertible Note One [Member] | Tranche Two [Member]
Percentage of convertible notes payable						150.00%
Warrant issued to purchase common stock in two tranches						250,000
Exercise price						$ 0.21
Exercise price of newly issued notes						$ 0.140
Warrants [Member]
Percentage of convertible notes prepayment penalties						115.00%
Warrant One [Member]
Percentage of convertible notes prepayment penalties						120.00%
Warrant Two [Member]
Percentage of convertible notes prepayment penalties						125.00%
Warrant Three [Member]
Percentage of convertible notes prepayment penalties						130.00%